Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Earnings Per Share, Basic and Diluted

The following table presents the calculation of basic and diluted net income (loss) per share:

	For the twelve months ended June 30,
(in thousands except per share amounts)	2025	2024
Numerator:
Net (loss) income from continuing operations	$15,550	$(942)
Less: net income attributable to non-controlling interest, continuing operations	2,659	462
Numerator for basic EPS - Net (loss) income from continuing operations attributable to Great Elm Group, Inc.	$12,891	$(1,404)

Net income from discontinued operations	-	16
Numerator for basic EPS - Net income from discontinued operations, attributable to Great Elm Group, Inc.	$-	$16
Effect of dilutive securities:
Interest expense associated with Convertible Notes, continuing operations	$1,926	$-
Numerator for diluted EPS - Net (loss) income from continuing operations attributable to Great Elm Group, Inc., after the effect of dilutive securities	$14,817	$(1,404)
Numerator for diluted EPS - Net income from discontinued operations, attributable to Great Elm Group, Inc.	$-	$16
Denominator:
Denominator for basic EPS - Weighted average shares of common stock outstanding	27,642	29,962
Effect of dilutive securities:
Restricted stock	1,077	-
Convertible Notes	10,098	-
Denominator for diluted EPS - Weighted average shares of common stock outstanding after the effect of dilutive securities	38,817	29,962
Net (loss) income attributable to shareholders per share(1)
Basic	$0.47	$(0.05)
Diluted	0.38	(0.05)

(1) Per share amounts from discontinued operations round to less than $0.01.